Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Growth ETF	Nov. 29, 2024
Fidelity Blue Chip Growth ETF | Return Before Taxes
Average Annual Return:
Past 1 year	57.72%
Since Inception	15.27%	[1]
Fidelity Blue Chip Growth ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	57.71%
Since Inception	15.27%	[1]
Fidelity Blue Chip Growth ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	34.18%
Since Inception	12.10%	[1]
RS004
Average Annual Return:
Past 1 year	42.68%
Since Inception	15.55%
RS001
Average Annual Return:
Past 1 year	26.53%
Since Inception	14.51%

[1]	A From June 2, 2020 .